UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 19.1%
	Energy – 15.3%
$1,500,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.000%, 4/1/2021[1]	$1,496,250
20,800,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	21,215,584
10,300,000	Gulfport Energy Corp. 6.000%, 10/15/2024[1]	10,171,250
9,950,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	10,024,625
3,262,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	3,335,806
21,175,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	26,151,125
26,225,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	27,667,375
6,125,000	Range Resources Corp. 5.000%, 3/15/2023[1]	5,992,088
11,265,000	SemGroup Corp. / Rose Rock Finance Corp. 5.625%, 11/15/2023[1]	10,898,887
	SemGroup Corp.
6,625,000	7.250%, 3/15/2026[1]	6,591,875
7,900,000	7.250%, 3/15/2026[1,2]	7,860,500
12,350,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	12,936,625
9,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	9,660,000
		154,001,990
	Industrial – 1.8%
10,050,000	Teekay Corp. 8.500%, 1/15/2020[3]	10,364,063
7,750,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	7,943,750
		18,307,813
	Utilities – 2.0%
20,150,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	20,301,125
	Total Corporate Bonds (Cost $188,447,661)	192,610,928

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 53.8%
	Energy – 53.8%
893,265	Antero Midstream GP LP	$15,087,246
377,625	Cheniere Energy, Inc.*	25,274,441
2,553,936	Enbridge Energy Management LLC	27,710,208
230,605	Enbridge, Inc.[3]	7,879,773
708,561	EnLink Midstream LLC	11,549,544
708,665	EQT Corp.	36,156,088
3,666,863	Kinder Morgan, Inc.	64,903,475
252,177	NextEra Energy Partners LP	12,230,585
898,624	ONEOK, Inc.	59,228,308
2,497,800	Plains GP Holdings LP - Class A	64,393,284
2,183,952	Tallgrass Energy LP	53,703,380
1,273,449	Targa Resources Corp.	70,128,836
923,775	TransCanada Corp.[3]	39,352,815
1,907,247	Williams Cos., Inc.	56,435,439
		544,033,422

	Total Common Stocks (Cost $534,355,101)	544,033,422
	Master Limited Partnerships – 24.6%
	Energy – 24.5%
486,970	Andeavor Logistics LP	23,657,003
513,490	Antero Midstream Partners LP	15,029,852
867,987	DCP Midstream LP	35,769,744
1,232,946	Energy Transfer Equity LP	21,576,555
967,305	Energy Transfer Partners LP	21,812,728
653,915	EnLink Midstream Partners LP	11,639,687
901,865	MPLX LP	31,989,151
577,410	Phillips 66 Partners LP	29,713,519
1,577,445	Shell Midstream Partners LP	35,287,445
437,310	Western Gas Partners LP	21,362,593
		247,838,277
	Industrial – 0.1%
78,174	USD Partners LP	770,014
	Total Master Limited Partnerships (Cost $232,043,216)	248,608,291
	Short-Term Investments – 2.2%
22,352,146	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.81%[4]	22,352,146
	Total Short-Term Investments (Cost $22,352,146)	22,352,146

	Total Investments – 99.7% (Cost $977,198,124)	1,007,604,787

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2018 (Unaudited)

Value
Other Assets in Excess of Liabilities – 0.3%	$3,012,602
Total Net Assets – 100.0%	$1,010,617,389

Number of Contracts
	Written Options Contracts – 0.0%
	Call Options – 0.0%
	Cheniere Energy, Inc.
(3,000)	Exercise Price: $75, Notional Amount: $(22,500,000), Expiration Date: December 21, 2018	(471,000)
	Total Call Options (Proceeds $458,994)	(471,000)
	Total Written Options Contracts (Proceeds $458,994)	$(471,000)

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $96,832,515 which represents 9.6% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 19.4%
	Energy – 15.6%
$500,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.000%, 4/1/2021[1]	$498,750
6,050,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	6,170,879
2,950,000	Gulfport Energy Corp. 6.000%, 10/15/2024[1]	2,913,125
2,900,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	2,921,750
1,125,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	1,150,454
6,225,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	7,687,875
7,725,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	8,149,875
1,775,000	Range Resources Corp. 5.000%, 3/15/2023[1]	1,736,483
3,235,000	SemGroup Corp. / Rose Rock Finance Corp 5.625%, 11/15/2023[1]	3,129,862
	SemGroup Corp.
3,100,000	7.250%, 3/15/2026[1,2]	3,084,500
1,250,000	7.250%, 3/15/2026[1]	1,243,750
4,050,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	4,242,375
2,700,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	2,835,000
		45,764,678
	Industrial – 1.8%
2,950,000	Teekay Corp. 8.500%, 1/15/2020[3]	3,042,188
2,250,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	2,306,250
		5,348,438
	Utilities – 2.0%
5,850,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	5,893,875

	Total Corporate Bonds (Cost $55,426,195)	57,006,991

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 53.7%
	Energy – 53.7%
259,675	Antero Midstream GP LP	$4,385,911
109,775	Cheniere Energy, Inc.*	7,347,241
742,443	Enbridge Energy Management LLC	8,055,503
67,040	Enbridge, Inc.[3]	2,290,757
205,980	EnLink Midstream LLC	3,357,474
206,010	EQT Corp.	10,510,630
1,065,975	Kinder Morgan, Inc.	18,867,757
73,308	NextEra Energy Partners LP	3,555,438
261,236	ONEOK, Inc.	17,218,065
726,125	Plains GP Holdings LP - Class A	18,719,502
634,886	Tallgrass Energy LP	15,611,847
370,196	Targa Resources Corp.	20,386,694
268,545	TransCanada Corp.[3]	11,440,017
554,446	Williams Cos., Inc.	16,406,057
		158,152,893

	Total Common Stocks (Cost $174,737,576)	158,152,893

	Master Limited Partnerships – 24.6%
	Energy – 24.5%
141,565	Andeavor Logistics LP	6,877,228
149,275	Antero Midstream Partners LP	4,369,279
252,328	DCP Midstream LP	10,398,437
358,425	Energy Transfer Equity LP	6,272,437
281,201	Energy Transfer Partners LP	6,341,083
190,095	EnLink Midstream Partners LP	3,383,691
262,179	MPLX LP	9,299,489
167,855	Phillips 66 Partners LP	8,637,818
458,572	Shell Midstream Partners LP	10,258,256
127,130	Western Gas Partners LP	6,210,300
		72,048,018
	Industrial – 0.1%
26,708	USD Partners LP	263,074

	Total Master Limited Partnerships (Cost $71,127,309)	72,311,092

	Short-Term Investments – 2.0%
5,753,296	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.81%[4]	5,753,296

	Total Short-Term Investments (Cost $5,753,296)	5,753,296

	Total Investments – 99.7% (Cost $307,044,376)	293,224,272

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2018 (Unaudited)

Value
Other Assets in Excess of Liabilities – 0.3%	$978,796
Total Net Assets – 100.0%	$294,203,068

Number of Contracts
	Written Options Contracts – (0.1)%
	Call Options – (0.1)%
	Cheniere Energy, Inc.
(1,000)	Exercise Price: $75, Notional Amount: $(7,500,000), Expiration Date: December 21, 2018	(157,000)
	Total Call Options (Proceeds $152,998)	(157,000)
	Total Written Options Contracts (Proceeds $152,998)	$(157,000)

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $29,215,583 which represents 9.93% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 74.1%
	Energy – 74.1%
39,740	Antero Midstream GP LP	$671,209
9,875	Cheniere Energy, Inc.*	660,934
1	Enbridge Energy Management LLC	6
9,778	Enbridge, Inc.[1]	334,114
46,975	EnLink Midstream LLC	765,692
13,535	EQT Corp.	690,556
75,778	Kinder Morgan, Inc.	1,341,271
4,248	NextEra Energy Partners LP	206,028
19,395	ONEOK, Inc.	1,278,324
48,880	Plains GP Holdings LP - Class A	1,260,126
56,443	Tallgrass Energy LP	1,387,933
26,282	Targa Resources Corp.	1,447,350
17,760	TransCanada Corp.[1]	756,576
43,376	Williams Cos., Inc.	1,283,496
		12,083,615

	Total Common Stocks (Cost $10,731,185)	12,083,615

	Master Limited Partnerships – 23.5%
	Energy – 20.0%
16,089	Andeavor Logistics LP	781,604
18,177	DCP Midstream LP	749,074
16,081	MPLX LP	570,393
8,875	Phillips 66 Partners LP	456,707
31,310	Shell Midstream Partners LP	700,405
		3,258,183
	Utilities – 3.5%
16,815	Western Gas Equity Partners LP	569,356

	Total Master Limited Partnerships (Cost $3,477,051)	3,827,539

	Short-Term Investments – 2.4%
389,992	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.81%[2]	389,992

	Total Short-Term Investments (Cost $389,992)	389,992

	Total Investments – 100.0% (Cost $14,598,228)	16,301,146
	Liabilities in Excess of Other Assets – 0.0%	(7,606)

	Total Net Assets – 100.0%	$16,293,540

LLC – Limited Liability Company

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2018 (Unaudited)

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

The Advisory Research MLP & Energy Income Fund (the “Energy Income Fund”), Advisory Research MLP & Energy Infrastructure Fund (the “Energy Infrastructure Fund”) and Advisory Research MLP & Equity Fund (the “Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The Energy Infrastructure Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers one class of shares, Class I. Class I shares commenced investment operations on September 9, 2010.

The Equity Fund primarily seeks total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

(b) Master Limited Partnerships

A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of each Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of each Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates

Distributions received from each Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 31, 2018, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Short Sales

Short sales are transactions under which each Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Energy Income Fund	Energy Infrastructure Fund	Equity Fund

Cost of investments	$966,267,021	$305,497,041	$14,321,720

Gross unrealized appreciation	$99,443,715	$19,671,464	$2,720,191
Gross unrealized depreciation	(58,576,949)	(32,101,233)	(740,765)
Net unrealized appreciation/(depreciation) on investments	$40,866,766	$(12,429,769)	$1,979,426

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds’ assets carried at fair value:

Energy Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$154,001,990	$-	$154,001,990
Industrial	-	18,307,813	-	18,307,813
Utilities	-	20,301,125	-	20,301,125
Common Stocks
Energy	544,033,422	-	-	544,033,422
Master Limited Partnerships
Energy	247,838,277	-	-	247,838,277
Industrial	770,014	-	-	770,014
Short-Term Investments	22,352,146	-	-	22,352,146
Total Investments	$814,993,859	$192,610,928	$-	$1,007,604,787

Liabilities
Investments
Written Options Contracts	$471,000	$-	$-	$471,000
Total Investments	$471,000	$-	$-	$471,000

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Energy Infrastructure Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$45,764,678	$-	$45,764,678
Industrial	-	5,348,438	-	5,348,438
Utilities	-	5,893,875	-	5,893,875
Common Stocks
Energy	158,152,893	-	-	158,152,893
Master Limited Partnerships
Energy	72,048,018	-	-	72,048,018
Industrial	263,074	-	-	263,074
Short-Term Investments	5,753,296	-	-	5,753,296
Total Investments	$236,217,281	$57,006,991	$-	$293,224,272

Liabilities
Investments
Written Options Contracts	$157,000	$-	$-	$157,000
Total Investments	$157,000	$-	$-	$157,000

*	The Fund did not hold any Level 3 securities at period end.

Equity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$12,083,615	$-	$-	$12,083,615
Master Limited Partnerships*	3,827,539	-	-	3,827,539
Short-Term Investments	389,992	-	-	389,992
Total Investments	$16,301,146	$-	$-	$16,301,146

*	All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/18